Janus Henderson Global Research Fund

Schedule of Investments (unaudited)

December 31, 2022

Shares or Principal Amounts		Value
Common Stocks– 98.8%
Aerospace & Defense – 2.0%
Airbus SE	293,174	$34,854,091
General Dynamics Corp	77,784	19,298,988
		54,153,079
Air Freight & Logistics – 1.7%
United Parcel Service Inc	259,566	45,122,953
Airlines – 0.4%
Ryanair Holdings PLC (ADR)*	149,509	11,177,293
Automobiles – 0.4%
Tesla Inc*	83,540	10,290,457
Banks – 6.1%
Bank of America Corp	870,378	28,826,919
BNP Paribas SA	420,730	23,939,211
HDFC Bank Ltd	583,681	11,490,644
JPMorgan Chase & Co	443,128	59,423,465
Natwest Group PLC	6,173,047	19,701,024
Toronto-Dominion Bank/The	346,728	22,453,571
		165,834,834
Beverages – 3.8%
Constellation Brands Inc	226,174	52,415,825
Pernod Ricard SA	262,554	51,600,155
		104,015,980
Biotechnology – 3.7%
AbbVie Inc	251,343	40,619,542
Ascendis Pharma A/S (ADR)*,#	61,740	7,540,306
Horizon Therapeutics PLC*	141,824	16,139,571
Sarepta Therapeutics Inc*	103,442	13,404,014
Vertex Pharmaceuticals Inc*	77,891	22,493,363
		100,196,796
Capital Markets – 3.9%
Blackstone Group Inc	211,568	15,696,230
Charles Schwab Corp	340,654	28,362,852
London Stock Exchange Group PLC	95,814	8,265,461
LPL Financial Holdings Inc	83,707	18,094,942
Morgan Stanley	291,700	24,800,334
State Street Corp	142,126	11,024,714
		106,244,533
Chemicals – 1.7%
Linde PLC	145,544	47,473,542
Consumer Finance – 0.9%
Capital One Financial Corp	177,184	16,471,025
OneMain Holdings Inc	235,056	7,829,715
		24,300,740
Diversified Financial Services – 0.8%
Apollo Global Management Inc	319,949	20,409,547
Electric Utilities – 0.5%
NextEra Energy Inc	165,242	13,814,231
Electronic Equipment, Instruments & Components – 1.1%
Hexagon AB - Class B	2,879,277	30,282,962
Entertainment – 1.9%
Liberty Media Corp-Liberty Formula One*	487,382	29,135,696
Nintendo Co Ltd	547,800	22,942,952
		52,078,648
Equity Real Estate Investment Trusts (REITs) – 0.8%
American Tower Corp	102,742	21,766,920
Health Care Equipment & Supplies – 1.5%
Abbott Laboratories	95,751	10,512,502
Boston Scientific Corp*	369,139	17,080,062
Dentsply Sirona Inc	197,822	6,298,652
Edwards Lifesciences Corp*	102,490	7,646,779
		41,537,995
Health Care Providers & Services – 1.9%
Centene Corp*	225,420	18,486,694
Humana Inc	42,265	21,647,710
UnitedHealth Group Inc	19,534	10,356,536
		50,490,940
Hotels, Restaurants & Leisure – 3.5%
Booking Holdings Inc*	15,319	30,872,074
Entain PLC	1,511,045	24,222,456

Shares or Principal Amounts		Value
Common Stocks– (continued)
Hotels, Restaurants & Leisure– (continued)
McDonald's Corp	154,612	$40,744,900
		95,839,430
Independent Power and Renewable Electricity Producers – 1.6%
RWE AG	208,825	9,284,456
Vistra Energy Corp	1,447,152	33,573,926
		42,858,382
Information Technology Services – 4.2%
Fidelity National Information Services Inc	156,364	10,609,297
Global Payments Inc	110,897	11,014,290
Mastercard Inc	138,723	48,238,149
Visa Inc	212,081	44,061,949
		113,923,685
Insurance – 3.0%
AIA Group Ltd	1,878,100	20,692,228
Aon PLC - Class A	62,299	18,698,422
Beazley PLC	898,163	7,349,698
Intact Financial Corp	61,336	8,830,699
Progressive Corp/The	205,332	26,633,614
		82,204,661
Interactive Media & Services – 2.9%
Alphabet Inc - Class C*	824,575	73,164,540
Tencent Holdings Ltd	141,800	6,027,160
		79,191,700
Internet & Direct Marketing Retail – 2.5%
Amazon.com Inc*	657,705	55,247,220
JD.Com Inc - Class A	464,128	13,047,550
		68,294,770
Life Sciences Tools & Services – 1.3%
Danaher Corp	48,983	13,001,068
Thermo Fisher Scientific Inc	41,340	22,765,525
		35,766,593
Machinery – 4.5%
Alstom SA	998,656	24,515,872
Atlas Copco AB - Class A	2,769,172	32,803,296
Deere & Co	86,332	37,015,708
Parker-Hannifin Corp	96,048	27,949,968
		122,284,844
Metals & Mining – 2.7%
Freeport-McMoRan Inc	555,120	21,094,560
Rio Tinto PLC	279,161	19,583,503
Teck Resources Ltd	837,138	31,641,566
		72,319,629
Oil, Gas & Consumable Fuels – 6.4%
Canadian Natural Resources Ltd	582,543	32,354,416
Cheniere Energy Inc	74,560	11,181,018
ConocoPhillips	284,192	33,534,656
EOG Resources Inc	205,646	26,635,270
Marathon Petroleum Corp	288,737	33,606,099
Suncor Energy Inc	732,390	23,235,449
Total SE	228,949	14,287,853
		174,834,761
Personal Products – 1.9%
Unilever PLC	1,015,250	50,939,414
Pharmaceuticals – 6.3%
AstraZeneca PLC	325,735	44,197,840
Catalent Inc*	121,604	5,473,396
Eli Lilly & Co	35,956	13,154,143
Merck & Co Inc	299,819	33,264,918
Novartis AG	300,287	27,207,747
Organon & Co	244,701	6,834,499
Roche Holding AG	70,835	22,266,758
Sanofi	184,495	17,849,310
		170,248,611
Road & Rail – 0.6%
Uber Technologies Inc*	677,577	16,756,479
Semiconductor & Semiconductor Equipment – 6.0%
Advanced Micro Devices Inc*	203,414	13,175,125
ASML Holding NV	110,966	60,057,671
Lam Research Corp	28,434	11,950,810
Marvell Technology Inc	291,301	10,789,789
NVIDIA Corp	182,561	26,679,465
Taiwan Semiconductor Manufacturing Co Ltd	1,721,000	25,085,827

Shares or Principal Amounts		Value
Common Stocks– (continued)
Semiconductor & Semiconductor Equipment– (continued)
Texas Instruments Inc	94,218	$15,566,698
		163,305,385
Software – 7.0%
Atlassian Corp - Class A*	28,215	3,630,706
Autodesk Inc*	47,428	8,862,870
Constellation Software Inc/Canada	2,960	4,622,043
Microsoft Corp	526,086	126,165,945
ServiceNow Inc*	16,655	6,466,637
Synopsys Inc*	69,492	22,188,101
Workday Inc - Class A*	116,352	19,469,180
		191,405,482
Specialty Retail – 1.2%
O'Reilly Automotive Inc*	39,061	32,968,656
Technology Hardware, Storage & Peripherals – 3.9%
Apple Inc	821,965	106,797,912
Textiles, Apparel & Luxury Goods – 2.1%
LVMH Moet Hennessy Louis Vuitton SE	28,219	20,496,631
Moncler SpA	199,869	10,637,647
NIKE Inc - Class B	214,830	25,137,258
		56,271,536
Trading Companies & Distributors – 2.2%
Ferguson PLC	483,760	61,106,750
Wireless Telecommunication Services – 1.9%
T-Mobile US Inc*	376,545	52,716,300
Total Common Stocks (cost $2,026,754,086)		2,689,226,430
Preferred Stocks– 0.8%
Automobiles – 0.8%
Dr Ing hc F Porsche AG((cost $17,624,108)	219,364	22,252,676
Private Placements– 0.2%
Health Care Providers & Services – 0.2%
API Holdings Private Ltd*,¢,§((cost $9,401,252)	12,941,830	4,746,980
Investments Purchased with Cash Collateral from Securities Lending– 0.1%
Investment Companies – 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº,£	968,240	968,240
Time Deposits – 0%
Royal Bank of Canada, 4.3100%, 1/3/23	$242,060	242,060
Total Investments Purchased with Cash Collateral from Securities Lending (cost $1,210,300)		1,210,300
Total Investments (total cost $2,054,989,746) – 99.9%		2,717,436,386
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		3,874,950
Net Assets – 100%		$2,721,311,336

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,847,478,428	68.0%
France	187,543,123	6.9
United Kingdom	170,793,524	6.3
Canada	123,137,744	4.5
Netherlands	110,997,085	4.1
Sweden	63,086,258	2.3
Switzerland	49,474,505	1.8
Germany	31,537,132	1.2
Taiwan	25,085,827	0.9
Japan	22,942,952	0.8
Hong Kong	20,692,228	0.8
China	19,074,710	0.7
India	16,237,624	0.6
Ireland	11,177,293	0.4
Italy	10,637,647	0.4
Denmark	7,540,306	0.3

Total	$2,717,436,386	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 12/31/22
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	$14,933	$248	$-	$-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	9,252∆	-	-	968,240
Total Affiliated Investments - 0.1%	$24,185	$248	$-	$968,240

	Value at 9/30/22	Purchases	Sales Proceeds	Value at 12/31/22
Investment Companies - N/A
Money Markets - N/A
Janus Henderson Cash Liquidity Fund LLC, 4.2633%ºº	8,553,298	36,272,763	(44,826,309)	-
Investments Purchased with Cash Collateral from Securities Lending - 0.1%
Investment Companies - 0.1%
Janus Henderson Cash Collateral Fund LLC, 4.1397%ºº	977,540	41,376,704	(41,386,004)	968,240

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of December 31, 2022.

#	Loaned security; a portion of the security is on loan at December 31, 2022.

¢	Security is valued using significant unobservable inputs. The total value of Level 3 securities as of the period ended December 31, 2022 is $4,746,980, which represents 0.2% of net assets.

£

The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

§				Schedule of Restricted Securities (as of December 31, 2022)
Value as a
	Acquisition			% of Net
	Date	Cost	Value	Assets
API Holdings Private Ltd	9/27/21	$9,401,252	$4,746,980	0.2%

The Fund has registration rights for certain restricted securities held as of December 31, 2022. The issuer incurs all registration costs.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2022.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Aerospace & Defense	$19,298,988	$34,854,091	$-
Banks	110,703,955	55,130,879	-
Beverages	52,415,825	51,600,155	-
Capital Markets	97,979,072	8,265,461	-
Electronic Equipment, Instruments & Components	-	30,282,962	-
Entertainment	29,135,696	22,942,952	-
Hotels, Restaurants & Leisure	71,616,974	24,222,456	-
Independent Power and Renewable Electricity Producers	33,573,926	9,284,456	-
Insurance	54,162,735	28,041,926	-
Interactive Media & Services	73,164,540	6,027,160	-
Internet & Direct Marketing Retail	55,247,220	13,047,550	-
Machinery	64,965,676	57,319,168	-
Metals & Mining	52,736,126	19,583,503	-
Oil, Gas & Consumable Fuels	160,546,908	14,287,853	-
Personal Products	-	50,939,414	-
Pharmaceuticals	58,726,956	111,521,655	-
Semiconductor & Semiconductor Equipment	78,161,887	85,143,498	-
Textiles, Apparel & Luxury Goods	25,137,258	31,134,278	-
Trading Companies & Distributors	-	61,106,750	-
All Other	936,916,521	-	-
Preferred Stocks	-	22,252,676	-
Private Placements	-	-	4,746,980
Investments Purchased with Cash Collateral from Securities Lending	-	1,210,300	-
Total Assets	$1,974,490,263	$738,199,143	$4,746,980

Investment Valuation

Fund holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Fund will determine the market value of individual securities held by it by using prices provided by one or more approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the Adviser-approved pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The valuation policies provide for the use of systematic fair valuation models provided by independent pricing services to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. The value of the securities of other mutual funds held by a Fund, if any, will be calculated using the NAV of such mutual funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Fund has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Fund’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Fund since the beginning of the fiscal year.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2022 to fair value the Fund’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

The Fund did not hold a significant amount of Level 3 securities as of December 31, 2022.

For additional information on the Fund, please refer to the Fund’s most recent semiannual or annual shareholder report.

125-25-70230 03-23